Leases - Movements in right-of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Balance at the beginning	$ 126,549	$ 93,325
Additions, net	53,165	72,272
Depreciation	(49,118)	(39,048)
Impairment loss	(706)
Balance at the end	129,890	126,549
Vessels
Leases
Balance at the beginning	125,823	93,158
Additions, net	52,598	71,315
Depreciation	(48,638)	(38,650)
Impairment loss	(706)
Balance at the end	129,077	125,823
Vessels' Equipment
Leases
Balance at the beginning	726	167
Additions, net	567	957
Depreciation	(480)	(398)
Balance at the end	$ 813	$ 726